Redeemable Convertible Preferred and Pre-IPO Class B Ordinary Shares - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2015
Series A Preferred Shares
Temporary Equity [Line Items]
Dividend rights rate percentage		8.00%
Liquidation rights rate percentage		150.00%
Series A Preferred Shares | Investors
Temporary Equity [Line Items]
Stock issued	18,181,818
Temporary equity per share	$ 0.0001
Shares issued price per share	$ 1.1
Stock issued for consideration including conversion of outstanding bridge loans	$ 20,000
Outstanding bridge loans	$ 5,250
Series A Preferred Shares and Pre-IPO Class B Ordinary Shares
Temporary Equity [Line Items]
Initial conversion ratio description	1-to-1 initial conversion ratio
Compound interest return per annum on issuance price	6.00%
Class B Ordinary Shares
Temporary Equity [Line Items]
Dividend rights rate percentage		8.00%
Liquidation rights rate percentage		150.00%
Stock issued during upon exchange of equity interest		67,636,364